Employee Benefits (Details) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jan. 31, 2016 USD ($) employee	Oct. 31, 2015 USD ($) employee	Jan. 31, 2015 USD ($)	Oct. 31, 2014 USD ($)	Jan. 31, 2016 USD ($) employee	Jan. 31, 2015 USD ($)	Jul. 31, 2015 USD ($) employee	Jul. 31, 2014 USD ($)	Jul. 31, 2013 USD ($)
Number of employees | employee	0	0			0		0
Non-cash employee stock ownership plan compensation charge	$ 3,141	$ 5,256	$ 3,788	$ 4,374	$ 8,397	$ 8,162	$ 24,713	$ 21,789	$ 15,769
Matching contributions							3,900	3,600	3,000
Defined Benefit Plan, Accumulated Other Comprehensive Income Net Gains (Losses), after Tax							$ (200)	$ 300	$ 300